Others - Provision matrix (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of provision matrix [line items]
Financial assets		$ 6,992
Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ 8,168
Less: Allowance for expected credit losses | Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ (266)	$ 0	$ 0
Not past due
Disclosure of provision matrix [line items]
rate		0.00%
Financial assets		$ 5,791
Not past due | Minimum
Disclosure of provision matrix [line items]
rate	0.11%
Not past due | Maximum
Disclosure of provision matrix [line items]
rate	0.32%
Not past due | Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ 7,535
Not past due | Less: Allowance for expected credit losses | Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ (12)	$ 0
Up to 30 days past due
Disclosure of provision matrix [line items]
rate		0.00%
Financial assets		$ 594
Up to 30 days past due | Minimum
Disclosure of provision matrix [line items]
rate	6.48%
Up to 30 days past due | Maximum
Disclosure of provision matrix [line items]
rate	30.86%
Up to 30 days past due | Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ 261
Up to 30 days past due | Less: Allowance for expected credit losses | Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ (49)	$ 0
31~90 days past due
Disclosure of provision matrix [line items]
rate		0.00%
Financial assets		$ 340
31~90 days past due | Minimum
Disclosure of provision matrix [line items]
rate	8.36%
31~90 days past due | Maximum
Disclosure of provision matrix [line items]
rate	42.53%
31~90 days past due | Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ 213
31~90 days past due | Less: Allowance for expected credit losses | Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ (76)	$ 0
91~180 days past due
Disclosure of provision matrix [line items]
rate		0.00%
Financial assets		$ 196
91~180 days past due | Minimum
Disclosure of provision matrix [line items]
rate	22.69%
91~180 days past due | Maximum
Disclosure of provision matrix [line items]
rate	97.44%
91~180 days past due | Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ 65
91~180 days past due | Less: Allowance for expected credit losses | Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ (35)	$ 0
Over 181 days past due
Disclosure of provision matrix [line items]
rate	100.00%	0.00%
Financial assets		$ 71
Over 181 days past due | Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ 94
Over 181 days past due | Less: Allowance for expected credit losses | Loans to consumers
Disclosure of provision matrix [line items]
Financial assets	$ (94)	$ 0